Debt (Summary Of Long-Term Debt Of AT&T And Its Subsidiaries) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Capitalized leases	239	259
Total long-term debt, including current maturities	64,753	64,515
Current maturities of long-term debt	(3,453)	(5,544)
Total long-term debt	61,300	58,971
Notes And Debentures [Member]
Carrying amount of notes and debentures	64,468	64,071
Unamortized premium, net of discount	46	185
Total notes and debentures	64,514	64,256
Notes And Debentures Maturing 2011-2016 [Member]
Notes and debentures interest rates, Minimum	0.35%	0.35%
Notes and debentures interest rates, Maximum	2.99%	2.99%
Debt instrument, maturity date range, start	2012	2011
Debt instrument, maturity date range, end	2016	2016
Notes And Debentures Maturing 2011-2016 [Member] | Notes And Debentures [Member]
Carrying amount of notes and debentures	5,500	2,250
Notes And Debentures Maturing 2011-2021 [Member]
Notes and debentures interest rates, Minimum	3.00%	3.00%
Notes and debentures interest rates, Maximum	4.99%	4.99%
Debt instrument, maturity date range, start	2012	2011
Debt instrument, maturity date range, end	2021	2021
Notes And Debentures Maturing 2011-2021 [Member] | Notes And Debentures [Member]
Carrying amount of notes and debentures	8,659	5,880
Notes And Debentures Maturing 2011-2095 [Member]
Notes and debentures interest rates, Minimum	5.00%	5.00%
Notes and debentures interest rates, Maximum	6.99%	6.99%
Debt instrument, maturity date range, start	2012	2011
Debt instrument, maturity date range, end	2095	2095
Notes And Debentures Maturing 2011-2095 [Member] | Notes And Debentures [Member]
Carrying amount of notes and debentures	41,390	43,506
Notes And Debentures Maturing 2011-2097 [Member]
Carrying amount of notes and debentures	8,471	11,986
Notes and debentures interest rates, Minimum	7.00%	7.00%
Notes and debentures interest rates, Maximum	9.10%	9.10%
Debt instrument, maturity date range, start	2012	2011
Debt instrument, maturity date range, end	2097	2097
Other Debt [Member] | Notes And Debentures [Member]
Carrying amount of notes and debentures	3	14
Fair Value Of Interest Rate Swaps Recorded In Debt [Member] | Notes And Debentures [Member]
Carrying amount of notes and debentures	445	435